Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalents break down as follows:

	12.31.24	12.31.23	12.31.22
Cash and Due from Banks	6,744,840,168	4,346,311,187	3,034,943,050
Argentine Central Bank’s Bills and Notes Maturing up to 90 days(1)	—	57,801,762	4,883,653,261
Receivables from Repurchase transactions(2)	—	2,527,420,963	780,411,901
Loans to Financial Institutions(3)	41,300,000	13,065,818	35,728,771
Overnight Placements in Foreign Banks(3)	309,275,889	38,281,798	170,829,526
Mutual Funds(4) (5)	113,976,549	106,238,623	71,604,603
Time Deposits Maturing up to 90 days(1)	—	25,956,924	19,864,723
Transactions for Cash Sales of Government Securities to be settled with the B.C.R.A. (4)	197,022,957	—	—
Total Cash and Cash Equivalents	7,406,415,563	7,115,077,075	8,997,035,835
(1)Included within Debt Securities at Fair Value through Profit or Loss.
(2)Included within Repurchase Transactions.
(3)Included within Loans and Other Financing.
(4)Included within Other Financial Assets.
(5)Mutual funds are comprised of assets with a liquidity of less than 3 months.
The reconciliation of financing activities as of December 31, 2024, 2023 and 2022 is presented below:

Item	Balances at 12.31.23	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.24
Lease Liabilities	64,154,942	(13,014,252)	—	2,574,925	53,715,615
Debt Securities	201,900,664	(213,006,389)	1,074,416,027	(53,804,074)	1,009,506,228
Subordinated Debt Securities	447,750,094	—	—	(181,635,972)	266,114,122
Financing Received from the Argentine Central Bank and Other Financial Institutions	300,794,066	(840,944,036)	1,021,996,169	(40,066,033)	441,780,166
Total	1,014,599,766	(1,066,964,677)	2,096,412,196	(272,931,154)	1,771,116,131

Item	Balances at 12.31.22	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.23
Lease Liabilities	52,050,060	(13,877,834)	—	25,982,716	64,154,942
Debt Securities	456,405,788	(342,298,892)	163,367,920	(75,574,152)	201,900,664
Subordinated Debt Securities	307,906,125	—	—	139,843,969	447,750,094
Financing Received from the Argentine Central Bank and Other Financial Institutions	254,097,186	(731,092,446)	813,956,353	(36,167,027)	300,794,066
Total	1,070,459,159	(1,087,269,172)	977,324,273	54,085,506	1,014,599,766

Item	Balances at 12.31.21	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.22
Lease Liabilities	57,879,022	(18,141,992)	—	12,313,030	52,050,060
Debt Securities	369,494,858	(272,202,167)	457,242,271	(98,129,174)	456,405,788
Subordinated Debt Securities	347,088,279	—	—	(39,182,154)	307,906,125
Financing Received from the Argentine Central Bank and Other Financial Institutions	313,323,507	(348,739,772)	508,865,006	(219,351,555)	254,097,186
Total	1,087,785,666	(639,083,931)	966,107,277	(344,349,853)	1,070,459,159
The composition of the item "Other Operations" within the section of adjustments to obtain activities cash flows is detailed below:

Items	12.31.24	12.31.23	12.31.22
Monetary position	3,336,560,124	3,779,125,160	2,811,684,823
Exchange rate	(1,076,461,821)	(917,785,776)	(1,082,773,290)
Others non-cash items	(884,783,275)	6,846,814	(372,346,067)
Total	1,375,315,028	2,868,186,198	1,356,565,466